SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of depreciation of property and equipment	Depreciation of property and equipment is provided using the straight-line method over estimated useful lives as follows:
Furniture and fixtures	5-10 years
Office equipment	3-5 years
Depreciation of property and equipment is provided using the straight-line method over estimated useful lives as follows:
Furniture and fixtures	5-10 years
Office equipment	3-5 years